GENERAL (Details) (ILS)	1 Months Ended
	Jul. 19, 2012 Rate	Dec. 31, 2013	Dec. 31, 2012	Jul. 18, 2012
GENERAL [Abstract]
Stock split ratio	0.25
Ordinary shares, par value per share	0.4	0.4	0.4	0.1